GENERAL	6 Months Ended
Jun. 30, 2018
Disclosure of general [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	General description of the company and its operations:

MediWound Ltd. (the "Company" or "MediWound"), is a fully integrated biopharmaceutical company focused on developing, manufacturing and commercializing novel products to address unmet needs in the fields of severe burns, as well as chronic and other hard to heal wounds, connective tissue disorders and other indications.

The Company's innovative biopharmaceutical product, NexoBrid, received marketing authorization from the European Medicines Agency ("EMA") and the Israeli, Argentinean and South Korean ministries of health for removal of dead or damaged tissue, known as eschar, in adults with deep partial and full thickness thermal burns. The Company sells NexoBrid in Europe and in Israel through its commercial organization and in other territories through local distributers.

b.
The Company has two wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm and MediWound UK Limited, an inactive company. In addition, the Company owns approximately 8% of PolyHeal Ltd., a private life sciences company ("PolyHeal").

c.
The Company's securities are listed for trading on NASDAQ since March 2014. In September 2017, the Company completed a follow-on public offering. A total of 5,037,664 new ordinary shares were issued in consideration to net proceeds of $22,658, after deducting underwriter’s discounts, commissions and other offering expenses.

d.
The Company has a contract with the U.S. Biomedical Advanced Research and Development Authority ("BARDA"), which was modified in July 2017, for the advancement of the development and manufacturing, as well as the procurement of NexoBrid, as a medical countermeasure as part of BARDA preparedness for mass casualty events. The modified contract includes $56,000 of funding to support development activities to complete the U.S. Food and Drug Administration (FDA) approval process for NexoBrid for use in thermal burn injuries, as well as $16,000 for procurement of NexoBrid, which is contingent upon FDA Emergency Use Authorization (EUA) and/or FDA marketing authorization for NexoBrid. In addition, the contract includes options for further funding of up to $10,000 for expanding NexoBrid’s indications and of up to $50,000 for additional procurement of NexoBrid.

As of June 30, 2018 the Company recorded $ 21,200 in funding from BARDA under the contract.